Schedule of Investments PIMCO New York Municipal Income Fund II	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 180.9% ¤
MUNICIPAL BONDS & NOTES 175.9%
ARIZONA 2.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 0.340% due 01/01/2046	$2,000	$2,000
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	400	453

		2,453

ILLINOIS 4.3%
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,241
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	1,500	1,547
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	1,000	1,083

		4,871

LOUISIANA 0.3%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	300	292

MICHIGAN 0.5%
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (a)	4,985	603

NEW JERSEY 0.7%
New Jersey State General Obligation Bonds, Series 2020 4.000% due 06/01/2032	750	822

NEW YORK 157.9%
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	800	837
Build NYC Resource Corp., New York Revenue Bonds, Series 2017 5.000% due 11/01/2047 (b)	2,000	2,536
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	1,800	1,860
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015 5.000% due 07/01/2045	3,000	3,251
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 4.000% due 07/01/2041	3,200	3,309
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (b)	1,000	977
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2043	1,500	1,616
Huntington Local Development Corp., New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	700	719
Long Island Power Authority, New York Revenue Bonds, Series 2014 5.000% due 09/01/2044	3,500	3,715
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2046	3,000	3,101
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 0.550% due 11/01/2035	2,000	2,000
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,500	1,579
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,200	1,318
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2035	3,500	3,621
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,750	1,822
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 4.000% due 12/01/2041	1,400	1,461
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2046	1,140	1,174
4.000% due 07/01/2050	1,175	1,241
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	1,638	1,257

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006 5.125% due 06/01/2046	4,000	4,062
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,250	1,301
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	2,400	2,514
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2016 4.000% due 07/15/2040	1,000	1,034
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.250% due 07/15/2036	2,000	2,335
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 02/01/2044	2,000	2,067
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 4.000% due 08/01/2041	685	718
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2044	1,500	1,556
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2047	1,550	1,608
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 4.000% due 02/01/2049	3,060	3,172
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,300	2,611
New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049 (b)	3,000	3,361
5.000% due 06/15/2049	2,645	3,013
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 5.000% due 06/15/2050	1,500	1,706
New York City, General Obligation Bonds, Series 2013 5.000% due 08/01/2031	2,000	2,083
New York City, General Obligation Bonds, Series 2018 0.430% due 12/01/2047	3,000	3,000
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	237
5.000% due 11/15/2045	1,000	1,084
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	30,000	5,876
0.000% due 06/01/2055 (a)	9,000	812
New York County, New York Tobacco Trust Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,072
5.000% due 06/01/2041	1,000	1,062
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035 (b)	4,120	5,060
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,000	4,190
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	2,200	2,319
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005 5.500% due 05/15/2031	7,490	9,309
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (b)	1,500	1,583
5.000% due 12/01/2030	1,000	1,123
5.000% due 12/01/2033	800	894
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	2,797
4.000% due 03/15/2043	2,000	2,111
5.000% due 03/15/2044	2,625	2,947
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	1,000	1,128
5.000% due 07/01/2042	1,000	1,159
5.000% due 03/15/2047	2,000	2,232
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2046	1,500	1,563
4.000% due 07/01/2053	2,000	2,070
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (c)	2,600	2,664
New York State Thruway Authority Revenue Bonds, Series 2016 5.250% due 01/01/2056	1,480	1,618
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,054
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2053	1,775	1,831
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2045	2,070	2,189
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2041	2,500	2,874
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	1,500	1,586
4.000% due 03/15/2049	2,000	2,082
New York Urban Development Corp., Revenue Bonds, Series 2021 4.000% due 03/15/2046 (b)	1,250	1,307
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	526
5.250% due 05/15/2040	500	523
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2040	1,450	1,674
5.000% due 12/01/2043	1,000	1,149

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.250% due 11/15/2056 (b)	6,000	6,716
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 11/15/2057	5,400	6,206
State of New York Personal Income Tax Revenue, New York Revenue Bonds, Series 2022 4.000% due 03/15/2039 (b)	2,800	3,001
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	475	432
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (a)	5,800	727
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,800	2,972
5.000% due 11/15/2045 (b)	3,000	3,409
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	1,000	1,155
5.000% due 11/15/2042	750	862
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,800	2,100
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,278
5.000% due 06/01/2041	500	542
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	1,000	875
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014 5.500% due 05/01/2042	1,000	1,060

		178,575

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043	320	201

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	560	667

PUERTO RICO 6.9%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (a)	10,200	601
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	613	330
1.000% due 11/01/2051	679	329
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (a)	139	80
4.000% due 07/01/2033	108	106
4.000% due 07/01/2035	97	94
4.000% due 07/01/2037	83	80
4.000% due 07/01/2041	113	108
4.000% due 07/01/2046	118	111
5.750% due 07/01/2031	114	130
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (a)	55	51
5.250% due 07/01/2023	120	124
5.375% due 07/01/2025	120	127
5.625% due 07/01/2027	119	130
5.625% due 07/01/2029	117	131
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^	490	295
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	2,830	868
4.750% due 07/01/2053	3,385	3,560
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	565	595

		7,850

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	220	187
12.000% due 12/01/2045	400	376

		563

VIRGINIA 0.9%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (a)	8,000	474
5.500% due 07/01/2044	500	509

		983

WISCONSIN 0.9%
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2060 (a)	4,700	986

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $195,872)		198,866

SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS (d) 4.1%		4,589

MUNICIPAL BONDS & NOTES 0.9%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.000% due 06/01/2022 ^(c)	1,080	1,090

Total Short-Term Instruments (Cost $5,673)		5,679

Total Investments in Securities (Cost $201,545)		204,545

Total Investments 180.9% (Cost $201,545)		$204,545
Auction Rate Preferred Shares (51.3)%		(58,000)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (18.5)%		(20,954)
Other Assets and Liabilities, net (11.1)%		(12,530)

Net Assets Applicable to Common Shareholders 100.0%		$113,061

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Zero coupon security.
	(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(c)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Commonwealth of Puerto Rico General Obligation Notes, Series 2021	5.000%			06/01/2022	01/19/2022	$1,084	$1,090	0.96%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/18/2021	2,960	2,664	2.36

						$4,044	$3,754	3.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$4,589	U.S. Treasury Bills 0.000% due 08/04/2022	$(4,681)	$4,589	$4,589

Total Repurchase Agreements						$(4,681)	$4,589	$4,589

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$2,453	$0	$2,453
	Illinois			0	4,871	0	4,871
	Louisiana			0	292	0	292
	Michigan			0	603	0	603
	New Jersey			0	822	0	822
	New York			0	178,575	0	178,575
	North Dakota			0	201	0	201
	Pennsylvania			0	667	0	667
	Puerto Rico			0	7,850	0	7,850
	Texas			0	563	0	563
	Virginia			0	983	0	983
	Wisconsin			0	986	0	986
Short-Term Instruments
	Repurchase Agreements			0	4,589	0	4,589
	Municipal Bonds & Notes			0	1,090	0	1,090

Total Investments				$0	$204,545	$0	$204,545

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration

Other Abbreviations:
TBA	To-Be-Announced